Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 6	$ 1
Total Liability Derivatives	(25)	(73)
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	4
Total Liability Derivatives	(19)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	5
Total Liability Derivatives	(24)	(71)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	3
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(18)	(43)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(6)	(28)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	1
Total Liability Derivatives	(1)	(2)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	1
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (1)	$ (2)